The Company, basis of presentation and significant accounting policies - Recent pronouncements (Details)	3 Months Ended
	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 EUR (€)
IFRS 15, Revenue From Contracts With Customers
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Amount decrease of revenue without any effect on net income	€ 156,592,000	€ 138,952,000
IFRS 16, Leases
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Expected financial debt increase	4,000,000,000
Acquisition purchase price threshold	€ 50,000,000
Expected increase in leverage ratio	0.5